Condensed financial information of the parent company (Details) - Schedule of parent company balance sheet (Parentheticals) - Parent Company [Member] - Parent Company [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share authorized	450,000,000	450,000,000
Ordinary share issued	20,531,423	19,453,423
Ordinary share outstanding	20,531,423	19,453,423
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share authorized	50,000,000	50,000,000
Ordinary share issued	5,497,715	5,497,715
Ordinary share outstanding	5,497,715	5,497,715